May 13, 2008

DREYFUS INVESTMENT GRADE FUNDS, INC.:
- DREYFUS INFLATION-ADJUSTED SECURITIES FUND
- DREYFUS PREMIER INTERMEDIATE TERM INCOME FUND
- DREYFUS PREMIER SHORT TERM INCOME FUND
- DREYFUS PREMIER YIELD ADVANTAGE FUND

SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION

The following information supersedes and replaces any contrary information contained in the Statement of Additional Information.

Fund shares are offered without regard to the minimum initial or subsequent investment amount requirements to investors purchasing Fund shares through wrap fee accounts or other fee based programs.